UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4700
                                                     ------------

                          The Gabelli Equity Trust Inc.
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                            ------------------

                     Date of reporting period: June 30, 2003
                                               ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                               [LOGO OMITTED]
                                                               THE GABELLI
                                                               EQUITY TRUST INC.

                          THE GABELLI EQUITY TRUST INC.

                               Semi-Annual Report
                                  June 30, 2003

TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

                          THE GABELLI EQUITY TRUST INC.
                                PORTFOLIO CHANGES
                     QUARTER ENDED JUNE 30, 2003 (UNAUDITED)

                                             OWNERSHIP AT
                                               JUNE 30,
                                  SHARES         2003
                                  ------     ------------
NET PURCHASES
COMMON STOCKS
Amadeus Global Travel Distribution
   SA, Cl. A ..................   70,000        70,000
AT&T Corp. ....................   15,000       315,000
AT&T Wireless Services Inc. ...   54,830       605,000
ATX Communications Inc. .......   20,000        80,540
Bristol-Myers Squibb Co. ......   20,000       130,000
BT Group plc, ADR .............    1,700        24,000
Cable & Wireless
  Jamaica Ltd. (a) ............  246,698     4,440,821
Cadbury Schweppes plc, ADR ....   15,000        30,000
Cincinnati Bell Inc. ..........  880,000       880,000
Compania de Telecomunicaciones de
   Chile SA, ADR ..............   13,000        60,000
Cooper Industries Ltd., Cl. A .    5,000       125,000
Curtiss-Wright Corp., Cl. B ...    1,000       102,320
DQE Inc. ......................    5,000       115,000
Embratel Participacoes
  SA, ADR (b) .................   38,000        38,000
Energy East Corp. .............   10,000        40,000
Exxon Mobile Corp. ............   20,000        60,000
Flowers Foods Inc. (c) ........   20,800        62,400
Fomento Economico Mexicano
   SA de CV, ADR ..............    1,000         8,000
Gaylord Entertainment Co. .....    8,300       248,300
Gemstar-TV Guide
  International Inc. ..........   14,568       365,000
Genuine Parts Co. .............   40,000       250,000
GrafTech International Ltd. ...   10,000        80,000
Grupo Bimbo SA de CV, Ser. A ..   10,000       450,000
Harmony Gold Mining
  Co. Ltd., ADR ...............    5,000        35,000
Independent News & Media plc ..   52,266       248,266
InterActive Corp. .............  480,000       480,000
Japan Telecom
  Holdings Co. Ltd. ...........       25          255
John Hancock Financial
  Services Inc. ...............    2,000        77,000
KDDI Corp. ....................       65           208
Knight-Ridder Inc. ............    2,000        19,000
Liberty Satellite & Technology Inc.,
   Cl. A ......................   11,100        45,100
Lucent Technologies Inc. ......    5,000       130,000
Maytag Corp. ..................   30,000        75,000
Midas Inc. ....................   15,000       120,000
Motorola Inc. .................   20,000       140,000
National Presto
  Industries Inc. .............    1,300        51,300
Nestle SA .....................      500         2,500
New Germany Fund Inc. .........    3,000        70,000
Nikko Cordial Corp. ...........   50,000       257,500
Nortel Networks Corp. .........   10,000       110,000
Northeast Utilities ...........   50,000       300,000
NTT DoCoMo Inc. ...............      500         1,500
Park-Ohio Holdings Corp. ......   31,285       115,000

                                             OWNERSHIP AT
                                               JUNE 30,
                                  SHARES         2003
                                  ------     ------------
Penton Media Inc. .............  140,000       500,000
Pfizer Inc. ...................   25,000        90,000
PRIMEDIA Inc. .................   50,000       400,000
Pulitzer Inc. .................    7,000        40,000
Rayonier Inc. (d) .............    5,000        15,000
Reader's Digest
  Association Inc. ............    7,200       178,000
RFS Hotel Investors Inc. ......   50,000        50,000
Rohm Co. Ltd. .................    1,500         7,500
Sara Lee Corp. ................   85,000       100,000
Scheib (Earl) Inc. ............    4,200        75,000
Schering-Plough Corp. .........   50,000        70,000
Southwest Gas Corp. ...........    6,000        20,000
Synthes-Stratec Inc. ..........      700           700
Telecom Argentina Stet France
   Telecom SA, ADR ............    2,000        42,000
Texas Instruments Inc. ........   15,000       220,000
Thomas Nelson Inc. ............    5,000        80,000
Unitrin Inc. ..................    1,500        60,000
Waddell & Reed Financial Inc.,
   Cl. A ......................    4,900        60,000

NET PURCHASES
PREFERRED STOCKS
Cincinnati Bell Inc.,
   6.750% Cv. Pfd.,
   Ser. B .....................   26,000        26,000

NET SALES
COMMON STOCKS
Abbott Laboratories ...........   (6,000)       14,000
Acterna Corp. .................  (60,000)           --
Acuity Brands Inc. ............  (10,000)      210,000
Adelphia Communications Corp.,
   Cl. A ...................... (100,000)           --
Agere Systems Inc., Cl. B .....   (5,393)      145,000
AGL Resources Inc. ............   (5,000)       65,000
Aliant Inc. ...................   (1,132)        7,000
Allegiance Telecom Inc. .......   (6,000)           --
Allen Telecom Inc. ............  (65,000)      225,000
Allstate Corp. ................  (25,000)       65,000
ALLTEL Corp ...................   (5,000)       25,000
Altria Group Inc. .............  (20,000)           --
Amphenol Corp., Cl. A .........     (500)        1,500
Apache Corp. ..................   (3,270)       36,000
Apogent Technologies Inc. (e) .  (40,000)           --
Argonaut Group Inc. ...........   (2,400)       34,000
ArvinMeritor Inc. .............   (2,000)       18,000
Avaya Inc. ....................   (3,333)           --
Bank Of New York Co. Inc. .....   (3,000)       77,000
Bank One Corp. ................  (10,000)       75,000

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                          PORTFOLIO CHANGES (CONTINUED)
                     QUARTER ENDED JUNE 30, 2003 (UNAUDITED)

                                             OWNERSHIP AT
                                               JUNE 30,
                                  SHARES         2003
                                  ------     ------------
NET SALES (CONTINUED)
COMMON STOCKS (CONTINUED)
Bankgesellschaft Berlin AG ....   (5,000)      275,000
BCE Inc. ......................  (20,000)      300,000
Boeing Co. ....................   (1,000)      114,000
Broadwing Inc. ................ (900,000)           --
BT Group plc ..................  (15,000)    1,760,000
Burlington Resources Inc. .....  (10,000)      140,000
Cable & Wireless plc, ADR .....  (60,000)      110,000
Cablevision Systems
  Corp., Cl. A ................   (6,443)    1,545,000
Capcom Co. Ltd. ...............  (20,000)           --
Catellus Development Corp. ....  (59,700)      390,000
Cendant Corp. .................  (10,000)      170,000
Centerpulse AG ................  (18,000)        5,000
CenturyTel Inc. ...............  (13,000)      117,000
Clear Channel
  Communications Inc. .........  (10,000)           --
CMS Energy Corp. ..............   (5,000)       95,000
Comcast Corp., Cl. A ..........  (45,250)      480,000
Commerzbank AG, ADR ...........   (5,000)      185,000
Commonwealth Telephone
   Enterprises Inc. ...........  (22,466)      233,000
Computer Associates
  International Inc. ..........  (10,000)           --
Cypress Semiconductor Corp. ...  (90,000)      410,000
Dana Corp. ....................   (2,061)      318,000
Delphi Corp. ..................   (5,000)       55,000
Deutsche Bank AG, ADR .........   (2,000)      158,000
Deutsche Telekom AG, ADR ......  (32,000)      198,000
Dominion Resources Inc. .......   (2,500)           --
Donaldson Co. Inc. ............   (1,000)      215,000
Dreyer's Grand Ice Cream Inc. .  (20,000)           --
DTE Energy Co. ................  (10,000)       17,000
du Pont de Nemours
  (E.I.) and Co. ..............   (2,000)        8,000
Duke Energy Corp. ............. (110,000)      470,000
Embratel Participacoes SA, ADR  (200,000)           --
FleetBoston Financial Corp. ...   (5,000)       45,000
Florida East Coast Industries Inc.,
   Cl. A ......................   (1,000)       43,000
Flowserve Corp. ...............   (5,000)      130,000
France Telecom SA, ADR ........  (11,500)       11,500
Gallaher Group plc, ADR .......  (10,000)      240,000
GATX Corp. ....................   (5,000)      105,000
General Mills Inc. ............   (5,000)       85,000
General Motors Corp. ..........   (2,942)      165,000
GenTek Inc. ................... (200,000)           --
Gillette Co. ..................  (25,000)      275,000
Grupo Televisa SA, ADR ........  (10,000)      185,000
Grupo TMM SA de CV, Cl. A, ADR    (2,000)       18,000
Gucci Group NV, ADR ...........  (17,000)        5,000
Halliburton Co. ...............  (62,000)       80,000

                                             OWNERSHIP AT
                                               JUNE 30,
                                  SHARES         2003
                                  ------     ------------
Harley-Davidson Inc. ..........   (5,000)       55,000
Henry Schein Inc. .............   (2,000)       18,000
Hewlett-Packard Co. ...........  (25,000)           --
HomeFed Corp. .................   (4,753)           --
Honeywell International Inc. ..   (2,000)      418,000
IDEX Corp. ....................  (16,300)      195,000
ITT Industries Inc. ...........   (2,000)      118,000
Kansas City Southern ..........   (7,500)           --
Kellogg Co. ...................  (40,000)      310,000
Leap Wireless
  International Inc. ..........  (52,100)       27,900
Leucadia National Corp. .......   (2,000)       62,000
Lockheed Martin Corp. .........   (5,000)       95,000
Loral Space &
  Communications Ltd. (f) ..... (171,000)       19,000
McGraw-Hill Companies Inc. ....   (5,000)      100,000
Media General Inc., Cl. A .....  (11,000)      389,000
Merck & Co. Inc. ..............   (5,000)       45,000
Metro-Goldwyn-Mayer Inc. ......  (25,000)      375,000
Mirant Corp. ..................  (20,000)       70,000
mm02 plc ......................  (15,000)    1,760,000
mm02 plc, ADR .................  (15,000)      109,000
Murata Manufacturing Co. Ltd. .  (10,500)           --
National Service
  Industries Inc. (g) .........  (34,500)           --
Neiman Marcus Group
  Inc., Cl. A .................  (40,000)       50,000
News Corp. Ltd., ADR ..........   (1,016)       10,000
Nextel Communications
  Inc., Cl. A .................   (5,000)      235,000
Northrop Grumman Corp. ........   (9,000)      170,000
O'Reilly Automotive Inc. ......  (20,000)           --
Pactiv Corp. ..................  (20,000)      150,000
Panamerican Beverages
  Inc., Cl. A (h) .............  (30,000)           --
Paxson Communications Corp. ...   (3,000)      128,000
PepsiCo Inc. ..................  (15,000)      485,000
Pernod-Ricard SA ..............   (2,000)        6,750
Phoenix Companies Inc. ........  (10,000)      175,000
Precision Castparts Corp. .....   (2,000)       50,000
RCN Corp. .....................  (10,000)       60,000
Rogers Wireless Communications Inc.,
   Cl. B ......................  (20,000)      230,000
Rohm and Haas Co. .............   (5,000)           --
Royal Dutch Petroleum Co. .....   (7,500)           --
Royce Value Trust Inc. ........   (4,000)       36,000
SBC Communications Inc. .......   (5,000)      220,000
Schwab (Charles) Corp. ........   (5,000)       45,000
Sequa Corp., Cl. B ............   (3,400)       74,600
Six Flags Inc. ................   (5,000)      220,000
SJW Corp. .....................     (400)       10,000
Sony Corp., ADR ...............   (2,000)       45,000
Sulzer AG .....................   (1,500)        4,000
Synavant Inc. .................   (3,500)           --
Syngenta AG, ADR ..............   (1,697)       10,000

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                          PORTFOLIO CHANGES (CONTINUED)
                     QUARTER ENDED JUNE 30, 2003 (UNAUDITED)

                                             OWNERSHIP AT
                                               JUNE 30,
                                  SHARES         2003
                                  ------     ------------
NET SALES (CONTINUED)
COMMON STOCKS (CONTINUED)
T. Rowe Price Group Inc. ......   (7,000)       93,000
Telecom Italia SpA, ADR .......   (8,000)      115,000
Telephone & Data Systems Inc. .   (2,000)      448,000
TELUS Corp., Non-Voting, ADR ..   (4,000)       20,750
Terumo Corp. ..................  (20,000)           --
Travelers Property Casualty Corp.,
   Cl. A ......................   (7,000)           --
Tyco International Ltd. .......  (30,000)       25,000
USA Interactive Inc. .......... (485,000)           --
Verizon Communications Inc. ...   (7,000)      333,000
Wachovia Corp. ................  (25,000)      100,000
Winn-Dixie Stores Inc. ........  (20,000)           --
Wrigley (Wm.) Jr. Co. .........   (2,000)      177,100
Xcel Energy Inc. ..............  (20,000)       40,000
Xerox Corp. ...................  (10,000)           --

PREFERRED STOCKS
Allen Telecom Inc., 7.750% Cv. Pfd.,
   Ser. D .....................   (6,500)           --
Broadwing Inc., 6.750% Cv. Pfd.,
   Ser. B .....................  (31,000)           --
Hercules Trust I, 9.420% Pfd. .  (19,100)      261,400
Lucent Technologies Capital Trust I,
   7.750% Cv. Pfd. ............     (500)           --
Prosieben Sat.1 Media AG, Pfd.   (25,000)       75,000

                                             OWNERSHIP AT
                                               JUNE 30,
                                  SHARES         2003
                                  ------     ------------
CORPORATE BONDS
Agere Systems Inc., Sub. Dev. Cv.,
   6.500%, 12/15/09 ...........(2,800,000)      500,000
Charter Communications Inc., Cv.,
   4.750%, 06/01/06 ...........  (100,000)    1,100,000
Hilton Hotels Corp., Sub. Deb. Cv.,
   5.000%, 05/15/06 ...........  (400,000)           --
Mirant Corp., Sub. Deb. Cv.,
   2.500%, 06/15/21 ...........  (100,000)      900,000
Standard Motor Products Inc.,
   Sub. Deb. Cv., 6.750%,
   07/15/09 ...................   (50,000)    1,200,000

WARRANTS
Harmony Gold Mining Co. Ltd., ADR,
   expires 06/29/03 ...........    (5,000)           --

--------------------
(a) 1 for 17 bonus issue
(b) 1 for 5 reverse stock split
(c) 3 for 2 stock split
(d) 3 for 2 stock split
(e) Tender Offer at $17.50 per share
(f) 1 for 10 reverse stock split
(g) Tender Offer at $10.00 per share
(h) Tender Offer at $22.00 per share

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS -- 96.6%
             TELECOMMUNICATIONS -- 9.1%
      7,000  Aliant Inc. .......$       62,390 $      150,072
     25,000  ALLTEL Corp. ......       534,554      1,205,500
    315,000  AT&T Corp. ........    10,042,730      6,063,750
     80,540  ATX Communications
               Inc.+ ...........       252,120         28,994
    300,000  BCE Inc. ..........     7,951,642      6,933,000
     33,400  Brasil Telecom Participacoes
               SA, ADR .........     1,940,826      1,250,830
  1,760,000  BT Group plc ......     7,277,785      5,917,492
     24,000  BT Group plc, ADR .       907,300        807,840
  4,440,821  Cable & Wireless
               Jamaica Ltd. ....       101,639         60,522
    110,000  Cable & Wireless
               plc, ADR ........     2,314,741        601,700
    117,000  CenturyTel Inc. ...     2,733,061      4,077,450
    880,000  Cincinnati Bell Inc.+   7,720,293      5,896,000
    100,000  Citizens Communications
               Co.+ ............     1,226,788      1,289,000
    233,000  Commonwealth Telephone
               Enterprises Inc.+     8,614,270     10,245,010
     20,000  Commonwealth Telephone
               Enterprises Inc.,
               Cl. B+ ..........       128,902        920,000
     60,000  Compania de
               Telecomunicaciones de
               Chile SA, ADR+ ..       897,937        708,000
    198,000  Deutsche Telekom
               AG, ADR+ ........     3,284,671      3,009,600
     38,000  Embratel Participacoes
               SA, ADR+ ........     2,709,959        381,140
     11,500  France Telecom
               SA, ADR .........       399,220        283,475
        255  Japan Telecom Holdings
               Co. Ltd. ........       867,437        775,141
        208  KDDI Corp. ........       685,401        805,497
    100,000  KPN NV+ ...........       232,728        708,528
    700,000  Qwest Communications
               International Inc.+   2,010,505      3,346,000
     60,000  RCN Corp.+ ........       425,991        118,800
      9,655  Rogers Communications
               Inc., Cl. B .....       137,424        153,840
    110,345  Rogers Communications
               Inc., Cl. B, ADR      1,537,198      1,771,037
    220,000  SBC Communications
               Inc. ............     7,272,156      5,621,000
    350,000  Sprint Corp. -
               FON Group .......     8,833,016      5,040,000
    186,554  Tele Norte Leste
               Participacoes
               SA, ADR .........     2,554,387      2,178,951
     42,000  Telecom Argentina Stet
               France Telecom
               SA, ADR+ ........       360,891        273,000
    400,040  Telecom Italia SpA      3,059,315      3,619,939
    115,000  Telecom Italia
               SpA, ADR ........     2,472,570     10,423,600
    150,000  Telecom Italia
               SpA, RNC ........       572,370        821,639

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
    275,849  Telefonica SA,
               ADR+ ............$    9,182,496 $    9,536,100
     17,595  Telefonica SA, BDR+       206,518        204,221
     36,000  Telefonos de Mexico SA
               de CV, Cl. L, ADR       389,422      1,131,120
     12,750  TELUS Corp. .......       222,542        224,362
     52,500  TELUS Corp., ADR ..       950,397        923,846
      4,250  TELUS Corp.,
               Non-Voting ......        74,181         69,908
     20,750  TELUS Corp., Non-Voting,
               ADR .............       438,501        341,316
    333,000  Verizon
               Communications Inc.  12,620,633     13,136,850
                                -------------- --------------
                                   114,206,907    111,054,070
                                -------------- --------------
             FINANCIAL SERVICES -- 8.7%
     65,000  Allstate Corp. ....     1,561,054      2,317,250
    550,000  American Express Co.   19,230,623     22,995,500
     34,000  Argonaut Group Inc.       893,076        419,220
     90,000  Banco Santander Central
               Hispano SA, ADR .       322,130        793,800
    110,000  Bank of Ireland ...       635,101      1,332,652
     77,000  Bank of New
               York Co. Inc. ...     2,834,050      2,213,750
     75,000  Bank One Corp. ....     2,217,452      2,788,500
    275,000  Bankgesellschaft
               Berlin AG+ ......     5,495,399        789,486
        260  Berkshire Hathaway Inc.,
               Cl. A+ ..........       824,299     18,850,000
      5,000  Block (H&R) Inc. ..        97,625        216,250
    185,000  Commerzbank AG, ADR     3,747,342      2,591,776
    158,000  Deutsche Bank AG, ADR   6,778,705     10,178,360
     20,000  Dun and Bradstreet
               Corp.+ ..........       333,130        822,000
     45,000  FleetBoston Financial
               Corp. ...........       937,650      1,336,950
     25,000  Hibernia Corp., Cl. A     198,750        454,000
     20,000  Invik & Co. AB, Cl. B     936,800        960,658
    100,000  Irish Life &
               Permanent plc ...       781,432      1,079,442
     30,000  Janus Capital
               Group Inc. ......       470,955        492,000
     77,000  John Hancock Financial
               Services Inc. ...     2,797,394      2,366,210
     50,000  JP Morgan Chase & Co.   1,334,283      1,709,000
     62,000  Leucadia National
               Corp. ...........     1,961,985      2,301,440
    100,000  Mellon Financial
               Corp. ...........     3,140,094      2,775,000
    199,400  Midland Co. .......     1,114,894      4,428,674
     30,000  Moody's Corp. .....       666,995      1,581,300
    257,500  Nikko Cordial Corp.     1,725,292      1,033,646
    175,000  Phoenix Companies
               Inc. ............     2,612,432      1,580,250
      2,500  Prudential
               Financial Inc. ..        68,750         84,125
     31,002  RAS SpA ...........       350,111        470,288
     60,000  Riggs National Corp.      552,538        913,200
     45,000  Schwab (Charles)
               Corp. ...........       657,563        454,050
     80,000  State Street Corp.      1,417,370      3,152,000

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
     20,000  SunTrust Banks Inc.$      419,333 $    1,186,800
     93,000  T. Rowe Price
               Group Inc. ......     3,121,425      3,510,750
     20,000  UBS AG ............       845,648      1,112,555
     60,000  Unitrin Inc. ......     1,112,190      1,627,200
    100,000  Wachovia Corp. ....     3,043,582      3,996,000
     60,000  Waddell & Reed Financial
               Inc., Cl. A .....     1,247,250      1,540,200
                                -------------- --------------
                                    76,484,702    106,454,282
                                -------------- --------------
             ENTERTAINMENT -- 7.7%
    620,000  AOL Time Warner Inc.+  14,622,091      9,975,800
     24,000  Ascent Media Group Inc.,
               Cl. A+ ..........        93,109         29,760
    160,000  Canal Plus, ADR ...        34,010        165,360
    110,000  EMI Group plc .....       292,543        221,452
    100,000  EMI Group plc, ADR      1,189,467        402,630
    120,000  Fox Entertainment Group
               Inc., Cl. A+ ....     2,783,871      3,453,600
     50,000  GC Companies Inc.+         54,500          7,500
    365,000  Gemstar-TV Guide
               International
               Inc.+ ...........     2,710,973      1,857,850
  1,913,600  Liberty Media Corp.,
               Cl. A+ ..........     9,721,198     22,121,216
    375,000  Metro-Goldwyn-Mayer
               Inc.+ ...........     5,562,500      4,657,500
    160,000  Publishing &
               Broadcasting Ltd.       893,720      1,060,178
     15,000  Regal Entertainment
               Group, Cl. A ....       285,000        353,700
    220,000  Six Flags Inc.+ ...     1,921,068      1,491,600
    260,000  The Walt Disney Co.     5,453,387      5,135,000
    840,000  Viacom Inc., Cl. A+    35,321,393     36,708,000
     40,900  Vivendi Universal SA+   2,169,026        744,430
    320,000  Vivendi Universal SA,
               ADR+ ............     9,816,202      5,900,800
                                -------------- --------------
                                    92,924,058     94,286,376
                                -------------- --------------
             FOOD AND BEVERAGE -- 7.6%
     30,000  Cadbury Schweppes plc,
               ADR .............       746,559        725,400
    100,000  Campbell Soup Co. .     2,694,094      2,450,000
     16,000  Carlsberg AS, Cl. B       764,371        572,480
     35,000  Coca-Cola Co. .....     1,625,312      1,624,350
     45,000  Coca-Cola
               Enterprises Inc.        696,034        816,750
     40,000  Coca-Cola Hellenic Bottling
               Co. SA ..........       614,996        667,876
    100,000  Corn Products
               International Inc.    2,916,387      3,003,000

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
     53,592  Del Monte Foods Co.$      447,217 $      473,753
     10,108  Denny's Corp.+ ....        14,358          7,025
    100,000  Diageo plc ........     1,037,393      1,067,657
    224,000  Diageo plc, ADR ...     8,642,745      9,802,240
     62,400  Flowers Foods Inc.      1,055,628      1,233,024
      8,000  Fomento Economico
               Mexicano SA de CV,
               ADR .............       288,077        329,600
     85,000  General Mills Inc.      3,124,275      4,029,850
    450,000  Grupo Bimbo SA de CV,
               Ser. A ..........       966,223        755,467
     20,000  Hain Celestial
               Group Inc.+ .....       267,663        319,800
    120,000  Heinz (H.J.) Co. ..     4,315,473      3,957,600
     20,000  Hershey Foods Corp.     1,333,128      1,393,200
    310,000  Kellogg Co. .......     8,638,995     10,654,700
     75,000  Kerry Group plc,
               Cl. A ...........       860,877      1,154,084
     12,100  LVMH Moet Hennessy
               Louis Vuitton SA+       419,053        600,123
     50,000  Mondavi (Robert) Corp.,
               Cl. A+ ..........     1,442,406      1,265,500
      2,500  Nestle SA .........       513,610        515,858
    600,595  PepsiAmericas Inc.      8,073,962      7,543,473
    485,000  PepsiCo Inc. ......    13,734,141     21,582,500
      6,750  Pernod-Ricard SA ..       470,174        602,277
     60,000  Ralcorp Holdings
               Inc.+ ...........       940,903      1,497,600
    100,000  Sara Lee Corp. ....     1,837,634      1,881,000
      2,000  Smucker (J.M.) Co.         52,993         79,780
    106,969  Tootsie Roll
               Industries Inc. .     1,580,949      3,261,485
    177,100  Wrigley (Wm.) Jr. Co.   9,608,864      9,958,333
                                -------------- --------------
                                    79,724,494     93,825,785
                                -------------- --------------
             ENERGY AND UTILITIES -- 6.3%
     60,000  AES Corp.+ ........       294,617        381,000
     65,000  AGL Resources Inc.      1,165,615      1,653,600
     36,000  Apache Corp. ......       776,702      2,342,160
    120,000  BP plc ............       725,215        832,178
    248,800  BP plc, ADR .......    10,091,328     10,454,576
    140,000  Burlington
               Resources Inc. ..     5,902,202      7,569,800
    115,000  CH Energy Group Inc.    4,749,282      5,175,000
     23,000  Cinergy Corp. .....       700,115        846,170
     95,000  CMS Energy Corp. ..       606,926        769,500
    103,217  ConocoPhillips ....     5,288,737      5,656,291
     10,000  Constellation Energy
               Group Inc. ......       237,177        343,000
     26,000  DPL Inc. ..........       524,093        414,440
    115,000  DQE Inc. ..........     1,955,641      1,733,050
     17,000  DTE Energy Co. ....       750,951        656,880
    470,000  Duke Energy Corp. .     8,624,500      9,376,500
    200,000  El Paso Corp. .....     2,700,689      1,616,000
    400,000  El Paso Electric Co.+   3,236,625      4,932,000

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     40,000  Energy East Corp. .$      826,233 $      830,400
     35,000  Eni SpA ...........       509,461        529,329
     60,000  Exxon Mobil Corp. .     1,991,246      2,154,600
      8,300  FPL Group Inc. ....       448,272        554,855
     80,000  Halliburton Co. ...       799,065      1,840,000
     38,632  Kerr-McGee Corp. ..     2,281,548      1,730,714
     70,000  Mirant Corp.+ .....       632,748        203,000
    100,000  NiSource Inc.+ ....       200,000        222,000
    300,000  Northeast Utilities     5,660,050      5,022,000
    100,000  Progress Energy
               Inc., CVO+ ......        52,000         10,500
     10,000  SJW Corp. .........       883,106        852,500
     20,000  Southwest Gas Corp.       415,025        423,600
      7,907  Total SA ..........     1,114,624      1,194,921
    100,000  TXU Corp. .........     1,673,875      2,245,000
    260,000  Westar Energy Inc.      4,407,757      4,219,800
     40,000  Xcel Energy Inc. ..       408,700        601,600
                                -------------- --------------
                                    70,634,125     77,386,964
                                -------------- --------------
             EQUIPMENT AND SUPPLIES -- 5.8%
    120,000  AMETEK Inc. .......     1,873,494      4,398,000
      1,500  Amphenol Corp.,
               Cl. A+ ..........        22,162         70,230
     10,000  Caterpillar Inc.          136,559        556,600
     95,000  CIRCOR International
               Inc. ............       981,440      1,693,850
    320,000  Deere & Co. .......    15,328,000     14,624,000
    215,000  Donaldson Co. Inc.      1,443,612      9,556,750
    130,000  Flowserve Corp.+ ..     2,341,263      2,557,100
     13,000  Franklin Electric
               Co. Inc. ........       210,022        723,450
    100,000  Gerber Scientific
               Inc.+ ...........     1,060,701        666,000
     80,000  GrafTech International
               Ltd.+ ...........     1,000,049        436,000
    195,000  IDEX Corp. ........     6,304,350      7,066,800
     20,000  Ingersoll-Rand Co.,
               Cl. A ...........       836,200        946,400
     60,000  Lufkin Industries
               Inc. ............     1,105,223      1,461,000
      1,000  Manitowoc Co. Inc.         25,450         22,300
    425,000  Navistar International
               Corp.+ ..........     6,419,192     13,867,750
     30,000  PACCAR Inc. .......       450,000      2,026,800
      5,000  Sealed Air Corp.+ .        87,018        238,300
    170,000  SPS Technologies
               Inc.+ ...........     2,963,443      4,596,800
     60,000  Sybron Dental Specialties
               Inc.+ ...........     1,140,669      1,416,000
    250,000  Watts Industries Inc.,
               Cl. A ...........     3,331,739      4,462,500
    100,000  Weir Group plc ....       420,789        385,313
                                -------------- --------------
                                    47,481,375     71,771,943
                                -------------- --------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             PUBLISHING -- 5.6%
     20,000  Dow Jones &
               Co. Inc. ........$    1,030,036 $      860,600
    248,266  Independent News &
               Media plc .......       358,456        450,449
     19,000  Knight-Ridder Inc.      1,271,049      1,309,670
      5,000  McClatchy Co., Cl. A      240,250        288,100
    100,000  McGraw-Hill
               Companies Inc. ..     6,052,805      6,200,000
    389,000  Media General Inc.,
               Cl. A ...........    23,023,400     22,250,800
    125,000  Meredith Corp. ....     2,091,314      5,500,000
    115,000  New York Times Co.,
               Cl. A ...........       790,115      5,232,500
    120,000  News Corp. Ltd. ...       696,029        901,366
     10,000  News Corp. Ltd., ADR      186,274        302,700
    500,000  Penton Media Inc.+      4,789,842        295,000
    400,000  PRIMEDIA Inc.+ ....     1,948,569      1,220,000
     40,000  Pulitzer Inc. .....     1,826,481      1,976,800
    178,000  Reader's Digest
               Association Inc.      3,247,836      2,399,440
    261,319  SCMP Group Ltd. ...       191,790        103,045
     70,000  Scripps (E.W.) Co.,
               Cl. A ...........     4,559,387      6,210,400
     91,842  Seat-Pagine
               Gialle SpA+ .....       204,007         63,807
     80,000  Thomas Nelson Inc.+       951,267      1,000,000
    250,000  Tribune Co. .......    11,310,100     12,075,000
                                -------------- --------------
                                    64,769,007     68,639,677
                                -------------- --------------
             DIVERSIFIED INDUSTRIAL -- 4.6%
    210,000  Acuity Brands Inc.      3,603,717      3,815,700
    195,000  Ampco-Pittsburgh
               Corp. ...........     2,627,873      2,613,000
    125,000  Cooper Industries
               Ltd., Cl. A .....     6,152,755      5,162,500
    270,000  Crane Co. .........     5,062,737      6,110,100
    105,000  GATX Corp. ........     1,708,946      1,716,750
    260,000  Greif Inc., Cl. A .     4,845,131      5,980,000
      3,400  Greif Inc., Cl. B .        69,825         85,850
    418,000  Honeywell International
               Inc. ............    14,210,303     11,223,300
    118,000  ITT Industries Inc.     3,585,603      7,724,280
    400,600  Lamson & Sessions
               Co.+ ............     2,458,185      1,930,892
    115,000  Park-Ohio Holdings
               Corp.+ ..........     1,147,165        568,100
    213,800  Sensient Technologies
               Corp. ...........     3,865,929      4,915,262
     10,000  Smiths Group plc ..       171,257        116,007
      4,000  Sulzer AG .........       850,053        558,861
    100,000  Thomas
               Industries Inc. .     1,388,525      2,705,000
     50,000  Trinity Industries
               Inc. ............       945,000        925,500
     25,000  Tyco International
               Ltd. ............       325,732        474,500
                                -------------- --------------
                                    53,018,736     56,625,602
                                -------------- --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS -- 4.6%
     95,000  America Movil SA de CV,
               Cl. L, ADR ......$    1,235,397 $    1,781,250
    605,000  AT&T Wireless
               Services Inc.+ ..     7,589,893      4,967,050
     27,900  Leap Wireless
               International Inc.+       8,252          1,395
  1,760,000  mm02 plc+ .........     1,963,847      1,648,185
    109,000  mm02 plc, ADR+ ....     1,259,992      1,006,070
    235,000  Nextel Communications Inc.,
               Cl. A+ ..........     3,746,523      4,248,800
      1,500  NTT DoCoMo Inc. ...     3,553,937      3,247,970
    230,000  Rogers Wireless
               Communications Inc.,
               Cl. B+ ..........     2,999,275      3,887,000
    230,000  Sprint Corp. -
               PCS Group+ ......       533,587      1,322,500
     16,700  Tele Celular Sul
               Participacoes
               SA, ADR .........       266,992        139,111
     55,666  Tele Centro Oeste Celular
               Participacoes
               SA, ADR .........       166,868        321,749
      3,340  Tele Leste Celular
               Participacoes
               SA, ADR+ ........        89,340         25,785
      8,350  Tele Nordeste Celular
               Participacoes
               SA, ADR .........       123,227        134,852
      3,340  Tele Norte Celular
               Participacoes
               SA, ADR+ ........        51,601         22,378
  1,400,000  Telecom Italia
               Mobile SpA ......     2,694,316      6,896,948
     75,000  Telefonica Moviles
               SA+ .............       535,739        602,019
      8,350  Telemig Celular
               Participacoes
               SA, ADR .........       241,320        175,517
    448,000  Telephone & Data
               Systems Inc. ....    36,971,784     22,265,600
     66,800  Telesp Celular
               Participacoes
               SA, ADR+ ........     2,135,936        260,520
    553,888  Vodafone Group plc        975,799      1,083,098
    100,000  Vodafone Group
               plc, ADR ........       927,768      1,965,000
                                -------------- --------------
                                    68,071,393     56,002,797
                                -------------- --------------
             CABLE -- 4.3%
  1,545,000  Cablevision Systems Corp.,
               Cl. A+ ..........    23,103,311     32,074,200
     30,000  Charter Communications
               Inc., Cl. A+ ....       138,876        119,100
    480,000  Comcast Corp., Cl. A+  15,580,814     14,486,400
     85,000  Comcast Corp., Cl. A,
               Special+ ........       756,584      2,450,550
     20,000  Shaw Communications Inc.,
               Cl. B ...........        52,983        267,599

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
     80,000  Shaw Communications Inc.,
               Cl. B,
               Non-Voting ......$      329,197 $    1,076,000
    370,000  UnitedGlobalCom Inc.,
               Cl. A+ ..........     2,499,253      1,912,900
                                -------------- --------------
                                    42,461,018     52,386,749
                                -------------- --------------
             CONSUMER PRODUCTS -- 4.0%
     60,000  Altadis SA ........       885,677      1,537,861
     43,000  Christian Dior SA .     1,514,055      1,719,368
     10,000  Church & Dwight
               Co. Inc. ........        99,536        327,300
    100,000  Compagnie Financiere
               Richemont AG, Cl. A   1,411,829      1,616,785
     50,000  Department 56 Inc.+       524,317        766,500
     40,000  Energizer
               Holdings Inc.+ ..       938,568      1,256,000
     90,000  Fortune Brands Inc.     2,401,343      4,698,000
     30,000  Gallaher Group plc        274,164        294,554
    240,000  Gallaher Group
               plc, ADR ........     9,300,000      9,504,000
    275,000  Gillette Co. ......     8,780,020      8,761,500
      2,000  Givaudan SA .......       550,742        841,614
     55,000  Harley-Davidson Inc.      138,531      2,192,300
     15,000  Matsushita Electric
               Industrial Co.
               Ltd., ADR .......       178,325        150,750
    100,000  Mattel Inc. .......     1,549,565      1,892,000
     75,000  Maytag Corp. ......     1,879,366      1,831,500
     51,300  National Presto
               Industries Inc. .     1,808,866      1,621,080
      8,200  Nintendo Co. Ltd. .       700,058        596,177
    100,000  Procter & Gamble Co.    8,770,000      8,918,000
     10,000  Swatch Group AG,
               Cl. B ...........       584,263        906,212
                                -------------- --------------
                                    42,289,225     49,431,501
                                -------------- --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.4%
     18,000  ArvinMeritor Inc. .       337,568        363,240
     37,802  BorgWarner Inc. ...     1,727,093      2,434,449
    100,000  CLARCOR Inc. ......     1,266,455      3,855,000
    318,000  Dana Corp. ........     5,199,986      3,676,080
     55,000  Delphi Corp. ......       697,278        474,650
    260,000  GenCorp Inc. ......     2,470,673      2,311,400
    250,000  Genuine Parts Co. .     6,819,120      8,002,500
    114,000  Johnson Controls Inc.   9,222,600      9,758,400
    120,000  Midas Inc.+ .......     1,596,034      1,454,400
    335,000  Modine Manufacturing
               Co. .............     4,388,179      6,488,950
     75,000  Scheib (Earl) Inc.+       619,805        205,875
    163,000  Standard Motor
               Products Inc. ...     1,748,388      1,809,300
     24,000  Superior Industries
               International Inc.      603,378      1,000,800
    105,000  TransPro Inc.+ ....       936,808        470,400
                                -------------- --------------
                                    37,633,365     42,305,444
                                -------------- --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE -- 3.0%
     14,000  Abbott
               Laboratories ....$      520,100 $      612,640
     60,000  Amgen Inc.+ .......       256,894      3,986,400
     10,000  AstraZeneca plc,
               London ..........       385,298        400,990
     35,146  AstraZeneca plc,
               Stockholm .......     1,255,532      1,424,732
     15,000  Aventis SA ........     1,056,288        825,257
     26,000  Biogen Inc.+ ......       181,025        988,000
    130,000  Bristol-Myers
               Squibb Co. ......     3,420,465      3,529,500
      5,000  Centerpulse AG+ ...       325,651      1,345,475
     75,036  GlaxoSmithKline plc     1,817,377      1,514,340
      4,000  GlaxoSmithKline
               plc, ADR ........       216,096        162,160
     18,000  Henry Schein Inc.+        775,800        942,120
     56,011  Invitrogen Corp.+ .     2,678,981      2,149,142
     45,000  Merck & Co. Inc. ..     2,542,323      2,724,750
     41,000  Novartis AG .......     1,292,180      1,622,396
    108,000  Novartis AG,
               Registered ......     3,905,280      4,299,480
     90,000  Pfizer Inc. .......     1,903,100      3,073,500
     17,900  Roche Holding AG ..     1,644,702      1,404,074
     20,000  Sanofi-Synthelabo SA      967,750      1,171,310
     70,000  Schering-Plough Corp.   1,446,838      1,302,000
        700  Synthes-Stratec Inc.      469,462        502,827
     14,000  Takeda Chemical
               Industries Ltd. .       782,347        516,511
     60,000  Wyeth .............     2,563,371      2,733,000
                                -------------- --------------
                                    30,406,860     37,230,604
                                -------------- --------------
             CONSUMER SERVICES -- 2.6%
    480,000  InterActive Corp.+     11,596,996     18,993,600
     40,000  Loewen Group Inc.+         48,700              0
    697,800  Rollins Inc. ......     5,357,729     13,153,530
                                -------------- --------------
                                    17,003,425     32,147,130
                                -------------- --------------
             HOTELS AND GAMING -- 2.6%
    110,000  Aztar Corp.+ ......       772,707      1,772,100
     90,000  Boca Resorts Inc.,
               Cl. A+ ..........       787,000      1,170,000
    248,300  Gaylord Entertainment
               Co.+ ............     6,357,944      4,859,231
     30,000  Greek Organization of
               Football
               Prognostics .....       288,231        305,919
      8,000  GTECH Holdings Corp.+      69,219        301,200
  2,510,000  Hilton Group plc ..     8,418,704      7,621,122
    650,000  Hilton Hotels Corp.     6,542,136      8,313,500
     60,000  MGM Mirage+ .......     1,588,260      2,050,800
    430,000  Park Place Entertainment
               Corp.+ ..........     2,424,893      3,908,700
     50,000  Starwood Hotels & Resorts
               Worldwide Inc. ..     1,075,717      1,429,500
                                -------------- --------------
                                    28,324,811     31,732,072
                                -------------- --------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             RETAIL -- 2.0%
    200,000  Albertson's Inc. ..$    5,617,829 $    3,840,000
    300,000  AutoNation Inc.+ ..     3,354,597      4,716,000
     75,000  Boots Group plc ...       739,158        802,599
     15,000  Coldwater Creek Inc.+     181,517        184,950
      5,000  Gucci Group NV, ADR       455,824        490,000
     16,000  Ito-Yokado Co. Ltd.       563,986        383,094
    100,000  Lillian Vernon Corp.+   1,362,258        723,000
     50,000  Neiman Marcus Group Inc.,
               Cl. A+ ..........     1,485,058      1,830,000
    320,000  Neiman Marcus Group Inc.,
               Cl. B+ ..........     7,741,769     11,040,000
      7,750  Tod's SpA .........       387,822        241,003
                                -------------- --------------
                                    21,889,818     24,250,646
                                -------------- --------------
             AEROSPACE -- 1.9%
    150,000  BAE Systems plc ...       564,815        352,723
    114,000  Boeing Co. ........     3,814,474      3,912,480
     95,000  Lockheed Martin Corp.   5,393,245      4,519,150
    170,000  Northrop Grumman
               Corp.+ ..........    16,166,154     14,669,300
                                -------------- --------------
                                    25,938,688     23,453,653
                                -------------- --------------
             BROADCASTING -- 1.9%
     16,666  Corus Entertainment Inc.,
               Cl. B+ ..........        62,036        279,044
    100,000  Gray Television Inc.      974,530      1,240,000
     28,000  Gray Television Inc.,
               Cl. A ...........       376,900        344,400
    185,000  Grupo Televisa
               SA, ADR .........     4,870,420      6,382,500
    200,000  Liberty Corp. .....     8,528,905      8,500,000
      5,000  LIN TV Corp., Cl. A+      110,000        117,750
    120,000  Mediaset SpA ......       915,894      1,015,595
      4,000  Nippon Broadcasting
               System Inc. .....       161,709        101,270
     40,375  NRJ Group .........       384,806        598,100
    128,000  Paxson Communications
               Corp.+ ..........     1,263,348        766,720
     17,700  RTL Group .........       775,136        845,548
    100,000  Television Broadcasts
               Ltd. ............       396,239        358,419
    110,000  Young Broadcasting Inc.,
               Cl. A+ ..........     2,713,685      2,324,300
                                -------------- --------------
                                    21,533,608     22,873,646
                                -------------- --------------
             REAL ESTATE -- 1.7%
    390,000  Catellus Development
               Corp.+ ..........     6,469,316      8,580,000
     70,000  Cheung Kong (Holdings)
               Ltd. ............       815,521        420,998
     43,000  Florida East Coast
               Industries Inc.,
               Cl. A ...........       511,096      1,098,650

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE (CONTINUED)
     58,451  Florida East Coast
               Industries Inc.,
               Cl. B ...........$      964,977 $    1,455,430
     55,000  Griffin Land & Nurseries
               Inc.+ ...........       513,143        759,275
     50,000  RFS Hotel Investors
               Inc. ............       613,500        616,000
    253,000  St. Joe Co. .......     1,873,208      7,893,600
                                -------------- --------------
                                    11,760,761     20,823,953
                                -------------- --------------
             ELECTRONICS -- 1.4%
    145,000  Agere Systems Inc.,
               Cl. B+ ..........       477,524        333,500
    410,000  Cypress Semiconductor
               Corp.+ ..........     2,530,947      4,920,000
      3,000  Hitachi Ltd., ADR .       218,796        126,900
     20,000  Molex Inc., Cl. A .       519,697        463,580
      7,500  NEC Corp., ADR ....        43,625         37,800
      7,500  Rohm Co. Ltd. .....     1,162,607        817,614
     38,800  Royal Philips Electronics
               NV, ADR .........        53,456        741,468
     45,000  Sony Corp., ADR ...     1,340,589      1,260,000
    220,000  Texas Instruments
               Inc. ............     5,428,505      3,872,000
    250,000  Thomas & Betts Corp.+   4,581,748      3,612,500
     10,400  Tokyo Electron Ltd.       507,989        492,825
                                -------------- --------------
                                    16,865,483     16,678,187
                                -------------- --------------
             AVIATION: PARTS AND SERVICES -- 1.2%
    102,320  Curtiss-Wright Corp.,
               Cl. B ...........     5,637,891      6,374,536
     90,000  Fairchild Corp.,
               Cl. A+ ..........     1,111,343        362,700
     50,000  Precision Castparts
               Corp. ...........       923,218      1,555,000
     84,500  Sequa Corp., Cl. A+     3,371,578      2,898,350
     74,600  Sequa Corp., Cl. B+     3,852,673      3,085,456
                                -------------- --------------
                                    14,896,703     14,276,042
                                -------------- --------------
             AGRICULTURE -- 1.1%
  1,050,000  Archer-Daniels-
               Midland Co. .....    13,728,377     13,513,500
      5,000  Delta & Pine Land Co.      84,396        109,900
                                -------------- --------------
                                    13,812,773     13,623,400
                                -------------- --------------
             SPECIALTY CHEMICALS -- 0.9%
      5,400  Ciba Specialty Chemicals,
               ADR .............        14,912        164,970
      8,000  du Pont de Nemours (E.I.)
               and Co. .........       262,000        333,120
    330,000  Ferro Corp. .......     6,975,503      7,434,900
     40,000  Fuller (H.B.) Co. .       968,437        880,800

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
    120,000  Hercules Inc.+ ....$    1,543,119 $    1,188,000
     15,000  IVAX Corp.+ .......       170,440        267,750
    210,000  Omnova Solutions
               Inc.+ ...........     1,767,940        848,400
     10,000  Syngenta AG, ADR ..        18,940        101,400
                                -------------- --------------
                                    11,721,291     11,219,340
                                -------------- --------------
             COMMUNICATIONS EQUIPMENT -- 0.9%
    225,000  Allen Telecom Inc.+     1,431,267      3,717,000
    525,000  Corning Inc.+ .....     5,185,332      3,879,750
    130,000  Lucent Technologies
               Inc.+ ...........       852,756        263,900
    140,000  Motorola Inc. .....     1,803,785      1,320,200
    110,000  Nortel Networks
               Corp.+ ..........       755,785        297,000
     44,000  Scientific-Atlanta
               Inc. ............       355,750      1,048,960
                                -------------- --------------
                                    10,384,675     10,526,810
                                -------------- --------------
             ENVIRONMENTAL SERVICES -- 0.7%
     65,000  Republic Services
               Inc.+ ...........       875,761      1,473,550
    300,000  Waste Management Inc.   6,690,206      7,227,000
                                -------------- --------------
                                     7,565,967      8,700,550
                                -------------- --------------
             BUSINESS SERVICES -- 0.7%
     60,000  ANC Rental Corp.+ .       578,273            300
    170,000  Cendant Corp.+ ....     2,363,518      3,114,400
      1,000  CheckFree Corp.+ ..         9,040         27,840
     98,000  Landauer Inc. .....       634,307      4,099,340
     70,000  Nashua Corp.+ .....       634,028        623,000
    250,000  Securicor plc .....             0        307,343
                                -------------- --------------
                                     4,219,166      8,172,223
                                -------------- --------------
             METALS AND MINING -- 0.5%
     72,500  Harmony Gold Mining
               Co. Ltd. ........       347,738        950,898
     35,000  Harmony Gold Mining Co.
               Ltd., ADR .......       282,733        471,450
    130,000  Newmont Mining Corp.    2,977,871      4,219,800
     50,000  Placer Dome Inc. ..       487,169        613,500
                                -------------- --------------
                                     4,095,511      6,255,648
                                -------------- --------------
             AUTOMOTIVE -- 0.5%
     20,000  Ford Motor Co. ....       490,840        219,800
    165,000  General Motors Corp.    5,239,847      5,940,000
                                -------------- --------------
                                     5,730,687      6,159,800
                                -------------- --------------
             PAPER AND FOREST PRODUCTS -- 0.5%
    100,000  MeadWestvaco Corp.      2,760,271      2,470,000
    150,000  Pactiv Corp.+ .....     1,569,911      2,956,500
     15,000  Rayonier Inc. .....       465,432        495,000
                                -------------- --------------
                                     4,795,614      5,921,500
                                -------------- --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             SATELLITE -- 0.2%
    180,323  General Motors Corp.,
               Cl. H+ ..........$    2,584,089 $    2,309,938
     45,100  Liberty Satellite &
               Technology Inc.,
               Cl. A+ ..........       930,397        117,260
     19,000  Loral Space &
               Communications
               Ltd.+ ...........       614,954         57,950
                                -------------- --------------
                                     4,129,440      2,485,148
                                -------------- --------------
             CLOSED END FUNDS -- 0.2%
     59,000  Central European Equity
               Fund Inc.+ ......       740,735        976,450
     18,000  France Growth
               Fund Inc.+ ......       178,953        113,040
     70,000  New Germany
               Fund Inc.+ ......       754,518        345,100
     70,000  Pimco RCM Europe
               Fund Inc.+ ......       512,662        469,700
     36,000  Royce Value
               Trust Inc. ......       435,552        537,840
                                -------------- --------------
                                     2,622,420      2,442,130
                                -------------- --------------
             BUILDING AND CONSTRUCTION -- 0.2%
    100,500  CRH plc ...........     1,259,458      1,575,325
     32,222  Huttig Building
               Products Inc.+ ..        81,163         87,322
     15,000  Martin Marietta
               Materials Inc. ..       322,687        504,150
                                -------------- --------------
                                     1,663,308      2,166,797
                                -------------- --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
      5,000  Electronic Data Systems
               Corp. ...........        69,661        107,250
    160,000  EMC Corp.+ ........     2,649,432      1,675,200
                                -------------- --------------
                                     2,719,093      1,782,450
                                -------------- --------------
             TRANSPORTATION -- 0.1%
     70,000  Amadeus Global Travel
               Distribution SA,
               Cl. A ...........       413,436        401,116
    100,000  AMR Corp.+ ........     1,924,248      1,100,000
     18,000  Grupo TMM SA de CV,
               Cl. A, ADR+ .....       112,860         39,600
                                -------------- --------------
                                     2,450,544      1,540,716
                                -------------- --------------
             TOTAL COMMON
              STOCKS ........... 1,054,229,051  1,184,633,635
                                -------------- --------------

             PREFERRED STOCKS -- 2.5%
             PUBLISHING -- 1.6%
    765,000  News Corp. Ltd.,
               Pfd., ADR .......    20,772,157     19,163,250
                                -------------- --------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             SPECIALTY CHEMICALS -- 0.5%
    261,400  Hercules Trust I,
               9.420% Pfd. .....$    5,915,725 $    6,239,618
                                -------------- --------------
             TELECOMMUNICATIONS -- 0.2%
     26,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd.,
               Ser. B ..........       820,366      1,062,100
     21,000  Citizens Communications Co.,
               5.000% Cv. Pfd. .     1,020,698      1,113,000
                                -------------- --------------
                                     1,841,064      2,175,100
                                -------------- --------------
             AEROSPACE -- 0.1%
     14,021  Northrop Grumman Corp.,
               7.000% Cv. Pfd.,
               Ser. B ..........     1,633,727      1,724,583
                                -------------- --------------
             BROADCASTING -- 0.1%
         90  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (a)(b) ...       900,000        927,000
     75,000  ProSieben Sat.1 Media AG,
               Pfd. ............       689,863        499,529
                                -------------- --------------
                                     1,589,863      1,426,529
                                -------------- --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
      3,000  Sequa Corp.,
               $5.00 Cv. Pfd. ..       239,700        226,500
                                -------------- --------------
             WIRELESS COMMUNICATIONS -- 0.0%
 10,760,547  Telesp Celular
               Participacoes
               SA, Pfd.+ .......        82,623         16,728
                                -------------- --------------
             TOTAL PREFERRED
              STOCKS ...........    32,074,859     30,972,308
                                -------------- --------------
   PRINCIPAL
    AMOUNT
   ---------

             CORPORATE BONDS -- 0.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $1,200,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09      1,139,784      1,038,000
                                -------------- --------------
             AVIATION: PARTS AND SERVICES -- 0.1%
    868,000  Kaman Corp., Sub. Deb. Cv.,
               6.000%, 03/15/12        823,352        836,535
                                -------------- --------------
             CABLE -- 0.1%
  1,100,000  Charter Communications
               Inc., Cv.,
               4.750%, 06/01/06        717,652        731,500
                                -------------- --------------

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

   PRINCIPAL                                       MARKET
    AMOUNT                             COST         VALUE
    ------                             ----        ------
             ENERGY AND UTILITIES -- 0.1%
 $  900,000  Mirant Corp., Sub. Deb. Cv.,
               2.500%,
               06/15/21+ .......$      685,959 $      675,000
                                -------------- --------------
             ELECTRONICS -- 0.0%
    500,000  Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09        500,000        575,000
                                -------------- --------------
             WIRELESS COMMUNICATIONS -- 0.0%
    500,000  Nextel Communications Inc.,
               9.500%, 02/01/11        356,644        556,250
                                -------------- --------------
             TOTAL CORPORATE
              BONDS ............     4,223,391      4,412,285
                                -------------- --------------

    SHARES
   --------

             WARRANTS -- 0.0%
             FOOD AND BEVERAGE -- 0.0%
     62,463  Denny's Corp.,
               expires 01/07/05+       105,603            640
                                -------------- --------------
   PRINCIPAL
    AMOUNT
   ---------

             U.S. GOVERNMENT OBLIGATIONS -- 0.5%
 $6,407,000  U.S. Treasury Bills,
               0.771% to 0.915%++,
               08/21/03 to
               09/25/03 ........     6,397,825      6,398,015
                                -------------- --------------

             REPURCHASE AGREEMENT -- 0.0%
    574,000  Agreement with State Street
               Bank and Trust Co.,
               1.080%, dated 06/30/03,
               due 07/01/03, proceeds at
               maturity,
               $574,017 (c) ....       574,000        574,000
                                -------------- --------------
TOTAL INVESTMENTS -- 100.0% ....$1,097,604,729 $1,226,990,883
                                ==============

OTHER LIABILITIES IN EXCESS OF ASSETS .........   (10,416,383)

PREFERRED STOCK
  (6,605,200 preferred shares outstanding) ....  (295,000,000)
                                               --------------

NET ASSETS -- COMMON STOCK
  (136,014,878 common shares outstanding) .....   921,574,500
                                               ==============
NET ASSET VALUE PER COMMON SHARE
   ($921,574,500 (DIVIDE)
   136,014,878 shares outstanding) ............         $6.78
                                                        =====

   NUMBER OF                        EXPIRATION   UNREALIZED
   CONTRACTS                           DATE     APPRECIATION
   ---------                        ----------  ------------
             FUTURE CONTRACTS -- SHORT POSITION
        390  S&P 500
               Index Futures ....... 9/19/03   $    2,686,125
                                               ==============
-------------------
             For Federal tax purposes:
             Aggregate cost ...................$1,097,604,729
                                               ==============
             Gross unrealized appreciation ....$  245,591,461
             Gross unrealized depreciation ....  (116,205,307)
                                               --------------
             Net unrealized appreciation ......$  129,386,154
                                               ==============
-------------------
(a)    Security fair valued under procedures established by the  Board of
       Directors.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the market value of Rule 144A securities amounted to $927,000 or 0.1% of total net assets.
(c) Collateralized by U.S. Treasury Notes, 3.375%, due 04/30/04, market value $589,537.
+      Non-income producing security.
++     Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 BDR - Brazilian Depository Receipt.
 CVO - Contingent Value Obligation.
 RNC - Non-Convertible Savings Shares.
 USD - U.S. Dollars.

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------      ------
       GEOGRAPHIC DIVERSIFICATION
       United States .................  81.77% $1,003,286,967
       Europe ........................  12.57     154,247,674
       Asia/Pacific ..................   2.71      33,256,850
       Latin America .................   1.45      17,789,520
       Canada ........................   1.38      16,987,524
       South Africa ..................   0.12       1,422,348
                                       ------  --------------
       Total Investments ............. 100.0%  $1,226,990,883
                                       ======  ==============

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

ASSETS:
  Investments, at value (cost $1,097,604,729) .........     $ 1,226,990,883
  Foreign currency, at value (cost $146,250) ..........             145,500
  Dividends and interest receivable ...................           1,818,765
  Receivable for investments sold .....................           3,444,227
  Other assets ........................................               2,340
                                                            ---------------
  TOTAL ASSETS ........................................       1,232,401,715
                                                            ---------------
LIABILITIES:
  Dividends payable ...................................             190,567
  Unrealized depreciation on swap contract ............          11,304,988
  Payable for investment advisory fees ................             811,351
  Interest payable on swap contract ...................             320,926
  Payable to custodian ................................           2,530,649
  Other accrued expenses and liabilities ..............             668,734
                                                            ---------------
  TOTAL LIABILITIES ...................................          15,827,215
                                                            ---------------
PREFERRED STOCK:
  Series B Cumulative Preferred Stock
    (7.20%, $25 liquidation value,
    $0.001 par value, 8,000,000 shares
    authorized with 6,600,000 shares
    issued and outstanding) ...........................         165,000,000
  Series C Cumulative Preferred Stock
    (Auction Rate, $25,000 liquidation value,
    $0.001 par value, 6,000 shares authorized
    with 5,200 shares issued and outstanding) .........         130,000,000
                                                            ---------------
  TOTAL PREFERRED STOCK ...............................         295,000,000
                                                            ---------------
  NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS ................................     $   921,574,500
                                                            ===============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Capital stock, at par value .........................     $       136,015
  Additional paid-in capital ..........................         873,744,705
  Accumulated distributions in excess of net
    investment income .................................         (63,705,454)
  Accumulated net realized loss on investments,
    futures contracts and foreign currency transactions          (9,398,368)
  Net unrealized appreciation on investments, future
    contracts, swap contracts and foreign currency
    transactions ......................................         120,797,602
                                                            ---------------
  TOTAL NET ASSETS ....................................     $   921,574,500
                                                            ===============
NET ASSET VALUE PER COMMON SHARE
  ($921,574,500 / 136,014,878 shares outstanding;
  191,994,000 shares authorized of $0.001 par value) ..               $6.78
                                                                      =====


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $297,683) ......     $   9,783,743
  Interest ..........................................         1,147,233
                                                          -------------
  TOTAL INVESTMENT INCOME ...........................        10,930,976
                                                          -------------
EXPENSES:
  Investment advisory fees ..........................         4,728,350
  Interest expense on interest rate swap contract ...         2,064,270
  Shareholder communications expenses ...............           222,907
  Payroll ...........................................           142,335
  Shareholder services fees .........................           136,956
  Custodian fees ....................................            82,321
  Directors' fees ...................................            70,318
  Legal and audit fees ..............................            91,394
  Miscellaneous expenses ............................           305,293
                                                          -------------
  TOTAL EXPENSES ....................................         7,844,144
                                                          -------------
  NET INVESTMENT INCOME .............................         3,086,832
                                                          -------------
NET REALIZED AND UNREALIZED GAIN/LOSS ON
  INVESTMENTS, FUTURES CONTRACTS, SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments ..................         2,014,260
Net realized gain on foreign currency transactions ..            15,595
 Net realized loss on futures contracts .............        (5,303,710)
                                                          -------------
  Net realized loss on investments, futures contracts
    and foreign currency transactions ...............        (3,273,855)
                                                          -------------
  Net change in unrealized appreciation/depreciation
    on investments, futures contracts, swap contracts
    and foreign currency transactions ...............       132,330,988
                                                          -------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    FUTURES CONTRACTS, SWAP CONTRACTS AND FOREIGN
    CURRENCY TRANSACTIONS ...........................       129,057,133
                                                          -------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .................................       132,143,965
                                                          -------------
  Total Distributions to Preferred
    Stock Shareholders ..............................       (11,599,110)
                                                          -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS .................................     $ 120,544,855
                                                          =============


                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                          SIX MONTHS ENDED
                                                                                            JUNE 30, 2003           YEAR ENDED
                                                                                             (UNAUDITED)        DECEMBER 31, 2002
                                                                                           ---------------      -----------------
OPERATIONS:
  Net investment income ..............................................................     $     3,086,832      $     8,044,586
  Net realized gain (loss) on investments, options, futures contracts
    and foreign currency transactions ................................................          (3,273,855)         135,274,932
  Net change in unrealized appreciation/depreciation on investments, future contracts,
    swap contracts and foreign currency transactions .................................         132,330,988         (348,434,576)
                                                                                           ---------------      ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................         132,143,965         (205,115,058)
                                                                                           ---------------      ---------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ..............................................................         (11,599,110)          (1,241,220)
  Net realized short-term gain on investments, options, futures
    contracts and foreign currency transactions ......................................                  --             (375,336)
  Net realized long-term gains on investments, options, futures
    contracts and foreign currency transactions ......................................                  --          (21,209,095)
                                                                                           ---------------      ---------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS ................................         (11,599,110)         (22,825,651)
                                                                                           ---------------      ---------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS ........................................................         120,544,855         (227,940,709)
                                                                                           ---------------      ---------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ..............................................................         (54,786,351)          (6,579,486)
  Net realized short-term gain on investments, options, futures
    contracts and foreign currency transactions ......................................                  --           (2,051,189)
  Net realized long-term gains on investments, options, futures
    contracts and foreign currency transactions ......................................                  --         (115,905,914)
  Return of capital ..................................................................                  --             (218,677)
                                                                                           ---------------      ---------------
  TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...................................         (54,786,351)        (124,755,266)
                                                                                           ---------------      ---------------
TRUST SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon
    reinvestment of dividends and distributions ......................................          13,413,091           30,727,869
  Offering costs for preferred shares charged to paid-in capital .....................                  --           (1,800,000)
                                                                                           ---------------      ---------------
  NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ...........................          13,413,091           28,927,869
                                                                                           ---------------      ---------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK
     SHAREHOLDERS ....................................................................          79,171,595         (323,768,106)
NET ASSETS  ATTRIBUTABLE  TO COMMON STOCK SHAREHOLDERS:
  Beginning of period ................................................................         842,402,905        1,166,171,011
                                                                                           ---------------      ---------------
  End of period ......................................................................     $   921,574,500      $   842,402,905
                                                                                           ===============      ===============

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Equity Trust Inc. (the "Equity Trust") is a closed-end, non-diversified management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital. The Equity Trust had no operations until August 11, 1986, when it sold 10,696 shares of common stock to Gabelli Funds, LLC (the "Adviser") for $100,008. Investment operations commenced on August 21, 1986.

     Effective August 1, 2002, the Equity Trust modified its non-fundamental investment policy to increase, from 65% to 80%, the portion of its assets that it will invest, under normal market conditions in equity securities (the "80% Policy"). The 80% Policy may be changed without shareholder approval. However, the Equity Trust has adopted a policy to provide shareholders with at least 60 days' notice of the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Equity Trust in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded in foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or markets. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price on that day. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

     REPURCHASE AGREEMENTS. The Equity Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Equity Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Equity Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Equity Trust's holding period. The Equity Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Equity Trust in each agreement. The Equity Trust will make payment for such securities only upon physical delivery or

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Equity Trust may be delayed or limited.

     SWAP AGREEMENTS. The Equity Trust may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Equity Trust would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Equity Trust periodically a variable rate payment that is intended to approximate the Equity Trust's variable rate payment obligation on the Series C Preferred Stock. In an interest rate cap, the Equity Trust would pay a premium to the interest rate cap to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Equity Trust would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Equity Trust's portfolio securities at that point in time, such a default could negatively affect the Equity Trust's ability to make dividend payments for the Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Equity Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Equity Trust's ability to make dividend payments on the Series C Preferred Stock.

     The Trust has entered into one interest rate swap agreement with Citibank N.A. Under the agreement the Trust receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2003 are as follows:

     NOTIONAL                   FLOATING RATE*      TERMINATION    UNREALIZED
      AMOUNT    FIXED RATE   (RATE RESET MONTHLY)      DATE       DEPRECIATION
     --------   ----------   --------------------   -----------   ------------
   $130,000,000   4.494%             1.32%         July 1, 2007  $(11,304,988)

----------------
*  Based on Libor (London Interbank Offered Rate).

     FUTURES CONTRACTS. The Equity Trust may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Equity Trust's investments. Upon entering into a futures contract, the Equity Trust is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Equity Trust each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized appreciation/depreciation on investments and futures contracts. The Equity Trust recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk the Equity Trust may not be able to enter into a closing transaction because of an illiquid secondary market.

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Equity Trust may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Equity Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Equity Trust's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Equity Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     FOREIGN CURRENCY TRANSLATION. The books and records of the Equity Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Equity Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders of the Equity Trust's 7.25% Tax Advantaged Series A Cumulative Preferred Stock, 7.20% Tax Advantaged Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are accrued on a daily basis and are determined as described in Note 5.

     Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Equity Trust, timing differences and differing characterization of distributions made by the Equity Trust.

     PROVISION FOR INCOME TAXES. The Equity Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Equity Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Equity Trust will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Equity Trust's average weekly net assets plus liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

for the Equity Trust's portfolio and oversees the administration of all aspects of the Equity Trust's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the common shares of the Equity Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the Cumulative Preferred Stock. On June 11, 2003, the Equity Trust redeemed all of its outstanding 7.25% Cumulative Preferred Stock. For the period from January 1, 2003 through June 17, 2003, the Trust's total return on the net asset value of the common shares succeeded the stated dividend rate of the Cumulative Preferred Stock for this period. Thus, management fees were earned on these assets. For the period from January 1, 2003 through June 30, 2003, the Trust's total return on the net asset value of the common shares exceeded the stated dividend rates of all other outstanding preferred stock.

     During the six months ended June 30, 2003, Gabelli & Company, Inc. received $125,487 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Equity Trust.

     The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the six months ended June 30, 2003, the Gabelli Equity Trust reimbursed the Adviser $17,400 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the six months ended June 30, 2003 aggregated $25,264,816 and $64,686,026, respectively.

5. CAPITAL. The Articles of Incorporation, dated May 19, 1986, permit the Equity Trust to issue 183,994,000 shares of common stock (par value $0.001). The Board of Directors of the Equity Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board of Directors may determine from time to time) from the net asset value of the shares. During the six months ended June 30, 2003, the Equity Trust did not repurchase any shares of its common stock in the open market.

     Transactions in common stock were as follows:

                                             SIX MONTHS ENDED
                                               JUNE 30, 2003                   YEAR ENDED
                                                (UNAUDITED)                 DECEMBER 31, 2002
                                         ------------------------       -----------------------
                                           SHARES        AMOUNT           SHARES       AMOUNT
                                         ---------    -----------       ---------   -----------
Shares issued upon reinvestment of
    dividends and distributions ........ 1,954,911    $13,413,091       3,992,168   $30,727,869
                                         ---------    -----------       ---------   -----------
Net increase ........................... 1,954,911    $13,413,091       3,992,168   $30,727,869
                                         =========    ===========       =========   ===========

     The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of common stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. The Equity Trust's Articles of Incorporation, as amended, authorize the issuance of up to 16,006,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative.

                          THE GABELLI EQUITY TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The Equity Trust is required to meet certain asset coverage tests as required by the 1940 Act and by the Shares' Articles Supplementary with respect to the Cumulative Preferred Stock. If the Equity Trust fails to meet these requirements and does not correct such failure, the Equity Trust may be required to redeem, in part or in full, the 7.20% Series B and Series C Auction Rate Cumulative Preferred Stock at a redemption price of $25 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Equity Trust's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Equity Trust's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     Under Emerging Issues Task Force (EITF) promulgating Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Equity Trust's Cumulative Preferred Stock has been reclassified outside of permanent equity (net assets attributable to common stock shareholders) in the accompanying financial statements.

     The Equity Trust as authorized by the Board of Directors, redeemed all (5,367,900 shares) of its outstanding 7.25% Cumulative Preferred Stock. The redemption date was June 17, 2003 and the redemption price was $25.4078 per Preferred Share, which consisted of $25.00 per Preferred Share (the "liquidation value") plus accrued dividends through the redemption date of $0.4078 per Preferred Share. The Preferred Shares were callable at any time at the liquidation value of $25.00 per share plus accrued dividends following the expiration of the five-year call protection on June 9, 2003.

     On June 20, 2001, the Equity Trust received net proceeds of $159,329,175 (after underwriting discounts of $5,197,500 and estimated offering expenses of $473,325) from the public offering of 6,600,000 shares of 7.20% Series B Cumulative Preferred Stock. Commencing June 20, 2006 and thereafter, the Equity Trust, at its option, may redeem the 7.20% Series B Cumulative Preferred Stock in whole or in part at the redemption price. The Board of Directors has authorized the repurchase in the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2003, the year ended December 31, 2002, and the year ended December 31, 2001, the Equity Trust did not repurchase any shares of 7.20% Series B
Cumulative Preferred Stock. At June 30, 2003, 6,600,000 shares of the 7.20% Series B Cumulative Preferred Stock were outstanding at the fixed rate of 7.20% per share and accrued dividends amounted to $165,000.

     On June 27, 2002, the Equity Trust received net proceeds of $128,200,000 (after underwriting discounts of $1,300,000 and estimated offering expenses of $500,000) from the public offering of 5,200 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Equity Trust, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2003 and the year ended December 31, 2002, the Equity Trust did not repurchase any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2003, 5,200 shares of the Series C Auction Rate Cumulative Preferred Stock were outstanding at the annual rate of 1.18% per share and accrued dividends amounted to $25,567.

                          THE GABELLI EQUITY TRUST INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN TRUST COMMON SHARE        SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:              JUNE 30, 2003  ----------------------------------------------------------
                                                  (UNAUDITED)     2002(A)     2001(A)     2000(A)     1999(A)     1998(A)
                                               ---------------- --------     --------     -------     -------     -------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ......... $    6.28      $   8.97     $  10.89    $   12.75   $   11.47    $   11.56
                                                 ---------      --------     --------    ---------   ---------    ---------
  Net investment income ........................      0.03          0.06         0.08         0.05        0.04         0.07
  Net realized and unrealized gain
    (loss) on investments ......................      0.95         (1.64)       (0.16)       (0.51)       3.25         1.09
                                                 ---------      --------     --------    ---------   ---------    ---------
  Total from investment operations .............      0.98         (1.58)       (0.08)       (0.46)       3.29         1.16
                                                 ---------      --------     --------    ---------   ---------    ---------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ........................     (0.09)        (0.01)       (0.01)       (0.00)(c)   (0.00)(c)    (0.00)(c)
  Net realized gain on investments .............        --         (0.16)       (0.11)       (0.09)      (0.09)       (0.05)
                                                 ---------      --------     --------    ---------   ---------    ---------
  Total distributions to preferred
     stock shareholders ........................     (0.09)        (0.17)       (0.12)       (0.09)      (0.09)       (0.05)
                                                 ---------      --------     --------    ---------   ---------    ---------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
    TO COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS ............................      0.89         (1.75)       (0.20)       (0.55)       3.20         1.11
                                                 ---------      --------     --------    ---------   ---------    ---------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ........................     (0.40)        (0.05)       (0.06)       (0.04)      (0.03)(b)    (0.06)
  Net realized gain on investments .............        --         (0.90)       (1.02)       (1.27)      (1.21)(b)    (1.10)
  Paid-in capital ..............................        --         (0.00)(c)       --           --       (0.68)(b)       --
                                                 ---------      --------     --------    ---------   ---------    ---------
  Total distributions to common
    stock shareholders .........................     (0.40)        (0.95)       (1.08)       (1.31)      (1.92)       (1.16)
                                                 ---------      --------     --------    ---------   ---------    ---------
CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net asset value from common
    stock share transactions ...................      0.01          0.02         0.03           --          --          --
  Decrease in net asset value from shares issued in
    rights offering ............................        --            --        (0.62)          --          --          --
  Offering costs for preferred shares charged to
    paid-in capital ............................        --         (0.01)       (0.05)          --          --        (0.04)
                                                 ---------      --------     --------    ---------   ---------    ---------
  Total capital share transactions .............      0.01          0.01        (0.64)          --          --        (0.04)
                                                 ---------      --------     --------    ---------   ---------    ---------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD ................ $    6.75      $   6.28     $   8.97    $   10.89   $   12.75    $   11.47
                                                 =========      ========     ========    =========   =========    =========
  Net asset value total return + ...............     14.50%       (21.00)%      (3.68)%      (4.39)%     29.49%        9.55%
                                                 =========      ========     ========    =========   =========    =========
  Market value, end of period .................. $    7.47      $   6.85     $  10.79    $   11.44   $   12.56    $   11.56
                                                 =========      ========     ========    =========   =========    =========
  Total investment return ++ ...................     15.65%       (28.36)%      10.32%        1.91%      26.57%        9.23%
                                                 =========      ========     ========    =========   =========    =========

---------------------------
   + Based  on  net  asset  value  per  share,   adjusted  for  reinvestment  of
     distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
  ++ Based  on  market   value  per  share,   adjusted   for   reinvestment   of
     distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
 (a) Per share amounts have been calculated using the monthly average shares outstanding method.
 (b) A distribution equivalent to $0.75 per share for The Gabelli Utility Trust spin-off from net investment income, realized short-term gains, realized long-term gains, and paid-in-capital were $0.01029, $0.07453, $0.34218 and $0.32300, respectively.
 (c) Amount represents less than $0.005 per share.
 (d) Based on weekly prices.
 (e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the years ended December 31, 2002, 2001 and 2000, the expense ratios of operating expenses to average net assets attributable to common stock would be 1.37%, 1.11% and 1.14%, respectively, and the expense ratios of operating expenses to average total net assets including liquidation value of preferred shares would be 1.00%, 0.94% and 1.03%, respectively.
 (f) Asset coverage is calculated by combining all series of preferred stock.
 (g) The Trust incurred interest expense during the six months ended June 30, 2003 and the year ended December 31, 2002. If interest expense had not been incurred, the expense ratio of operating expenses to average net assets attributable to common stock would be 1.37% and 1.19%, respectively, and the expense ratio of operating expenses to average total net assets including liquidation value of preferred shares would be 0.92% and 0.87%, respectively.
 (h) Annualized.

                 See accompanying notes to financial statements.

                          THE GABELLI EQUITY TRUST INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                               SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2003  ----------------------------------------------------------
                                                  (UNAUDITED)     2002(A)     2001(A)     2000(A)     1999(A)     1998(A)
                                               ---------------- --------     --------     -------     -------     -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation
    value of preferred
    shares, end of period (in 000's) ............ $1,216,575   $1,271,600   $1,465,369   $1,318,263  $1,503,641   $1,352,190
  Net assets attributable to
    common shares,
    end of period (in 000's) .................... $  921,575   $  842,403   $1,166,171   $1,184,041  $1,368,981   $1,217,190
  Ratio of net investment income to
    average net assets
    attributable to common shares ...............       0.73%(h)     0.81%        0.81%        0.42%       0.34%        0.60%
  Ratio of operating expenses to
    average net assets
    attributable to common shares (e)(g) ........       1.86%(h)     1.37%        1.12%        1.14%       1.27%        1.15%
  Ratio of operating expenses to
    average total net assets
    including liquidation value of
    preferred shares (e)(g) .....................       1.26%(h)     1.00%       0.95%         1.03%       1.15%        1.09%
  Portfolio turnover rate .......................        2.2%        27.1%        23.9%        32.1%       38.0%        39.8%
PREFERRED STOCK:
  7.25% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of
    period (in 000's) ........................... $       --   $  134,198   $  134,198   $  134,223  $  134,660   $  135,000
  Total shares outstanding (in 000's) ...........         --        5,368        5,368        5,369       5,386        5,400
  Liquidation preference per share .............. $       --   $    25.00   $    25.00   $    25.00  $    25.00   $    25.00
  Average market value (d) ...................... $       --   $    25.75   $    25.39   $    22.62  $    24.43   $    25.63
  7.20% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period
      (in 000's) ................................ $  165,000   $  165,000   $  165,000           --          --           --
  Total shares outstanding (in 000's) ...........      6,600        6,600        6,600           --          --           --
  Liquidation preference per share .............. $    25.00   $    25.00   $    25.00           --          --           --
  Average market value (d) ...................... $    27.12   $    26.40   $    25.60           --          --           --
  AUCTION RATE CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period
     (in 000's) ................................. $  130,000   $  130,000           --           --          --           --
  Total shares outstanding (in 000's) ...........          5            5           --           --          --           --
  Liquidation preference per share .............. $   25,000   $   25,000           --           --          --           --
  Average market value (d) ...................... $   25,000   $   25,000           --           --          --
  ASSET COVERAGE (f) ............................        412%         296%         490%         982%      1,117%       1,001%
  ASSET COVERAGE PER SHARE (f) .................. $   184.18   $   106.20   $   122.44   $   245.54  $   279.16   $   250.41

-----------------------------
   + Based  on  net  asset  value  per  share,   adjusted  for  reinvestment  of
     distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
  ++ Based  on  market   value  per  share,   adjusted   for   reinvestment   of
     distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
 (a) Per share amounts have been calculated using the monthly average shares outstanding method.
 (b) A distribution equivalent to $0.75 per share for The Gabelli Utility Trust spin-off from net investment income, realized short-term gains, realized long-term gains, and paid-in-capital were $0.01029, $0.07453, $0.34218 and $0.32300, respectively.
 (c) Amount represents less than $0.005 per share.
 (d) Based on weekly prices.
 (e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the years ended December 31, 2002, 2001 and 2000, the expense ratios of operating expenses to average net assets attributable to common stock would be 1.37%, 1.11% and 1.14%, respectively, and the expense ratios of operating expenses to average total net assets including liquidation value of preferred shares would be 1.00%, 0.94% and 1.03%, respectively.
 (f) Asset coverage is calculated by combining all series of preferred stock.
 (g) The Trust incurred interest expense during the six months ended June 30, 2003 and the year ended December 31, 2002. If interest expense had not been incurred, the expense ratio of operating expenses to average net assets attributable to common stock would be 1.37% and 1.19%, respectively, and the expense ratio of operating expenses to average total net assets including liquidation value of preferred shares would be 0.92% and 0.87%, respectively.
 (h) Annualized.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

     It is the  policy of The  Gabelli  Equity  Trust Inc.  ("Equity  Trust") to
automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Equity Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Equity Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Equity Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                          The Gabelli Equity Trust Inc.
                                  c/o EquiServe
                                 P.O. Box 43011
                            Providence, RI 02940-3011

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact EquiServe at 1 (800) 336-6983.

     SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Equity Trust's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Equity Trust's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Equity Trust valued at market price. If the Equity Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Equity Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

     The Equity Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Equity Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Equity Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI02940-3011 such that EquiServe receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment in the following month. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

     For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Equity Trust.

                             DIRECTORS AND OFFICERS
                          THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

Dr. Thomas E. Bratter
   PRESIDENT, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR & CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT
   PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.


OFFICERS

Bruce N. Alpert
   PRESIDENT

Gus Coutsouros
   VICE PRESIDENT & TREASURER

Carter W. Austin
   VICE PRESIDENT

James E. McKee
   SECRETARY

INVESTMENT ADVISOR
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
Boston Safe Deposit and Trust Company

COUNSEL
Willkie Farr & Gallagher

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING
                                               7.20%
                             COMMON          PREFERRED
                             ------          ---------
NYSE-Symbol:                   GAB            GAB PrB
Shares Outstanding:        136,014,878       6,600,000

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds".

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Equity Trust may, from time to time, purchase shares of its common stock in the open market when the Equity Trust shares are trading at a discount of 10% or more from the net asset value of the shares. The Equity Trust may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI EQUITY TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                                     GBFCM SA/03

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Equity Trust Inc.
            ------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                          -----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                          -----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                          -----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                          -----------------------------------------------


By (Signature and Title)*  /s/ Gus A. Coutsouros
                          -----------------------------------------------
                          Gus A. Coutsouros, Principal Financial Officer

Date                                09/03/03
                          -----------------------------------------------



* Print the name and title of each signing officer under his or her signature.